MUNICIPAL ADVANTAGE FUND INC.

                                                               September 1, 1998

Dear Shareholder:

     The Municipal Advantage Fund delivered a strong performance in the fiscal third quarter ended July 31, 1998. The Fund's total return of 3.1% on net asset value (NAV) exceeded both the 2.2% return for the Lehman Brothers Municipal Bond Index (Lehman Index) and the average total return of 2.6% for the leveraged closed-end general municipal bond funds monitored by Lipper Analytical Services, Inc. Total return consists of dividends plus change in NAV per share and assumes reinvestment of dividends. The Fund's quarterly performance ranked ninth among the 66 funds in this Lipper universe.

     The Fund's total return at market--that is, dividends plus the price change of the Fund's common shares on the New York Stock Exchange, assuming reinvestment of dividends--was an even stronger 5.8%.

PERFORMANCE FOR NINE AND TWELVE MONTHS

     The Fund provided favorable returns, as well, over the first three fiscal quarters ended July 31, 1998 and for the 12 months ended July 31, 1998. For the three quarters, the Fund's total return of 6.4% on NAV surpassed the 5.1% return of the Lehman Index. The Fund's return at market for the three quarters was 8.5%.

     For the 12 months ended July 31, 1998, the Fund's total return of 6.8% on NAV exceeded the 6.0% return for the Lehman Index and the 6.0% average total return for the leveraged closed-end general municipal bond funds monitored by Lipper. The Fund's 12-month performance was 11th among the 65 funds in this Lipper universe. At market, the Fund's 12-month return was 10.1%.

FOCUSING ON NON-CALLABLE AND DISCOUNT BONDS

     We are pleased with these results, which were achieved by remaining disciplined in our investment philosophy. Bond prices have been strong for most of the past year, driven by low inflation and declining long-term interest rates. Throughout the third quarter, we continued our strategy of selling bonds in the Fund's portfolio as their market price reached par (face value), reinvesting the proceeds in non-callable issues and bonds trading at a discount to par. In a rising market, non-callable and discount bonds tend to outperform issues trading at par or higher.

     We also maintained the high quality level of the Fund's portfolio. Because there currently is only a modest yield difference between higher-rated and lower-rated municipal securities, we see little incentive at this time to own lower-rated bonds. As of July 31, 1998, 92.2% of the long-term securities owned by the Fund were rated A or better by Standard & Poor's or Moody's.

     We remain positive in our outlook for municipal securities. At the end of July 1998, yields on long-term triple-A tax-exempt municipal securities were equal to about 92% of the yield on long U.S. Government bonds, one of the highest ratios in memory, indicating the attractive relative value of municipal securities.

DIVIDEND PAYMENTS AND YIELD

     In both the fiscal quarter and nine months, the Fund continued to meet its objective of providing a high level of income exempt from regular federal income tax. The Fund paid regular monthly dividends of 6.65 cents per common share, or a total 19.95 cents per common share for the quarter and 59.85 cents per share for the fiscal nine months.

     The yield on the Fund's common shares (based on the $13.6875 per share closing market price on July 31, 1998 and the annualized current monthly dividend rate of 6.65 cents per common share) was 5.8% at the end of July. This compares with a yield of 5.7% for long-term U.S. Government bonds. For an investor in the top federal tax bracket of 39.6%, the Fund's yield was equivalent to 9.7% on a taxable basis.

PREFERRED STOCK COSTS

     The Fund uses leverage from its preferred shares to help generate income for the holders of its common shares. At the latest auction on August 10, 1998, the Fund sold 28-day auction rate preferred stock at an annual dividend rate of 3.38%, compared with 3.39% on the previous 28-day issue.

     Proceeds from the preferred stock are invested in municipal bonds that yield more than the cost of the preferred, with the Fund's common shares realizing the difference. Besides adding to income, the use of leverage tends to magnify capital appreciation in a rising bond market and magnify capital losses in a declining market.

PORTFOLIO ANALYSIS

     At the end of July 1998, at market value, 99.9% of the Fund's portfolio was invested in long-term securities and 0.1% in cash equivalents. The average maturity of the portfolio was 21.7 years.

     In selecting securities for the Fund, we look for sector, maturity and quality groups of the municipal bond market that we believe provide the best relative value--that is, the highest yield at the lowest price with the least amount of risk. The five largest portfolio positions by state as of July 31, 1998 were: New York, representing 15.1% of the Fund's net assets; Texas, 11.4%; California, 9.6%; Massachusetts, 7.0%; and Illinois, 5.6%. The five largest market sectors were: health and hospital, 21.3% of the Fund's net assets; housing, 17.4%; general obligation, 16.8%; water and sewer, 12.1%; and airline and airport, 8.6%. There was no significant change in allocation during the fiscal third quarter.

DISCOUNT

     The Fund's common shares trade at a discount to NAV, as is true of many closed-end municipal bond funds. This discount narrowed to 8.5% on July 31, 1998 from 10.8% three months earlier. One way for owners of the Fund's common shares to capitalize on the discount and acquire an interest in quality securities at a price below NAV is by reinvesting dividends, as many of the Fund's shareholders do.

RECORDED UPDATE

     For a recorded periodic update, reviewing the municipal bond markets and containing specific information regarding the Fund and its portfolio, including largest holdings, asset allocation, NAV, performance and other information, please call our toll-free number (800) 223-2413.

SUMMARY

     We remain dedicated to meeting the needs of shareholders by providing a high level of income exempt from federal income tax. We at the Fund, together with Value Advisors LLC, the Fund's investment manager, and OpCap Advisors, which provides advisory and administrative services to the Fund, thank you for your continued support.

                                         Sincerely,

                                         /s/ Stephen Treadway

                                         Stephen Treadway
                                         Chairman

                         MUNICIPAL ADVANTAGE FUND INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JULY 31, 1998

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS--98.8%
              ALABAMA--2.0%
$1,000,000    Alabama State Docks Department Facility Revenue
                (MBIA insured),
                6.15%, 10/1/14............................................     Aaa/AAA       $1,089,050
 2,000,000    DCH Health Care Authority, Health Care Facilities Revenue,
                5.70%, 6/1/15.............................................      A1/A+         2,106,120
                                                                                             ----------
                                                                                              3,195,170
                                                                                             ----------
              CALIFORNIA--9.6%
 1,000,000    Burbank Redevelopment Agency,
                6.00%, 12/1/13............................................     Baa1/A-        1,053,160
 2,500,000    California Health Facilities Financing Authority Revenue,
                6.25%, 3/1/21.............................................       A3/A         2,635,575
 1,000,000    California State Public Works Board, Lease Revenue,
                6.30%, 10/1/10 (Pre-refunded 10/1/04) (B).................       A2/A         1,130,790
 1,000,000    Lafayette Elementary School District (FSA insured),
                5.90%, 5/15/17............................................     Aaa/AAA        1,076,940
 4,000,000    Los Angeles Harbor Department Revenue,
                5.375%, 11/1/23...........................................      Aa3/AA        4,048,400
 1,000,000    Los Angeles Regional Airports Revenue,
                6.70%, 1/1/22.............................................      NR/A-         1,069,950
 1,000,000    Madera County Certificates of Participation (MBIA insured),
                6.125%, 3/15/23 (Pre-refunded 3/15/05) (B)................     Aaa/AAA        1,127,270
 1,000,000    Modesto Irrigation Distribution Financing Authority
                (AMBAC insured),
                4.75%, 9/1/22.............................................     Aaa/AAA          942,480
 1,000,000    San Mateo County JT Powers Authority (MBIA insured),
                5.00%, 7/1/21.............................................     Aaa/AAA          994,560
 1,500,000    Student Education Loan Marketing Corporation,
                Student Loan Revenue,
                7.00%, 7/1/10.............................................       NR/A         1,646,700
                                                                                             ----------
                                                                                             15,725,825
                                                                                             ----------
              COLORADO--4.9%
 3,085,000    Colorado Health Facilities Authority Revenue (MBIA insured),
                5.95%, 5/15/12............................................     Aaa/AAA        3,331,522
              Denver City & County Airport Revenue (MBIA insured),
 1,500,000    5.60%, 11/15/25.............................................     Aaa/AAA        1,549,215
 3,000,000    5.75%, 11/15/17.............................................     Aaa/AAA        3,131,310
                                                                                              8,012,047
                                                                                             ----------
              CONNECTICUT--.8%
 1,215,000    Connecticut General Obligation Bonds,
                5.25%, 3/15/14............................................     Aa3/AA-        1,246,845
                                                                                             ----------

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JULY 31, 1998

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              FLORIDA--1.8%
$3,160,000    Tampa Health Systems Revenue (MBIA insured),
                4.75%, 11/15/18...........................................     Aaa/AAA       $2,986,611
                                                                                             ----------
              GEORGIA-1.5%
 1,000,000    Savannah Hospital Authority Revenue,
                6.125%, 7/1/12............................................      A2/NR         1,073,670
 1,260,000    Toombs County Hospital Authority Revenue,
                7.00%, 12/1/17............................................      NR/BBB        1,365,764
                                                                                             ----------
                                                                                              2,439,434
                                                                                             ----------
              ILLINOIS--5.6%
 1,500,000    Chicago General Obligation Bonds (AMBAC insured),
                5.125%, 1/1/25............................................     Aaa/AAA        1,471,200
 1,000,000    Chicago Water Revenue (FGIC insured),
                5.25%, 11/1/17............................................     Aaa/AAA        1,005,830
 1,000,000    Illinois Educational Facilities Authority Revenue
                (MBIA insured),
                5.25%, 9/1/24.............................................      NR/A-           968,230
 2,740,000    Illinois Health Facilities Authority Revenue,
                9.00%, 11/15/15...........................................     Baa1/NR        3,089,240
 2,430,000    Illinois Housing Development Authority Revenue,
                6.70%, 8/1/25.............................................      Aa3/AA        2,584,378
                                                                                             ----------
                                                                                              9,118,878
                                                                                             ----------
              KENTUCKY--.7%
 1,000,000    Louisville & Jefferson Counties Metropolitan Sewer District
                (AMBAC insured),
                6.50%, 5/15/24 (Pre-refunded 11/15/04) (B)................     Aaa/AAA        1,139,490
                                                                                             ----------
              LOUISIANA--1.0%
 1,500,000    New Orleans General Obligation Bonds (AMBAC insured),
                6.125%, 10/1/16...........................................     Aaa/AAA        1,645,080
                                                                                             ----------
              MAINE--.6%
 1,000,000    Maine State Housing Authority, Mortgage Purchase,
                7.55%, 11/15/22...........................................      Aa2/AA        1,055,030
                                                                                             ----------
              MARYLAND--1.0%
 1,505,000    Maryland State Community Development Administration
                (FHA insured),
                7.60%, 4/1/23.............................................      Aa/NR         1,574,636
                                                                                             ----------
              MASSACHUSETTS--7.0%
              Massachusetts Bay Transportation Authority Revenue,
 2,000,000    Ser. A, 5.00%, 3/1/27 (FGIC insured)........................     Aaa/AAA        1,937,820
 3,000,000    Ser. D, 5.00%, 3/1/27.......................................     Aa3/AA-        2,885,190
 2,250,000    Massachusetts State Health & Education Facilities Authority
                Revenue,
                6.25%, 12/1/22............................................       A1/A         2,443,343

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JULY 31, 1998

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              MASSACHUSETTS (CONT'D.)
$1,175,000    Massachusetts State Water Pollution Abatement Trust,
                6.375%, 2/1/15............................................     Aa3/AA+       $1,294,239
 3,250,000    Massachusetts State Water Resource Authority (FSA insured),
                4.50%, 8/1/22.............................................     Aaa/AAA        2,948,400
                                                                                             ----------
                                                                                             11,508,992
                                                                                             ----------
              MICHIGAN--5.1%
 1,700,000    Dearborn School District,
                6.00%, 5/1/14 (Pre-refunded 5/1/01) (B)...................      Aa2/AA        1,817,164
              Michigan State Hospital Finance Authority Revenue,
 1,000,000    5.50%, 10/1/18..............................................     Baa2/BBB         995,090
 2,000,000    8.125%, 10/1/21 (Pre-refunded 10/1/05) (B)..................     Baa2/AAA       2,491,200
 1,000,000    Michigan State Pollution Control Revenue,
                6.20%, 9/1/20.............................................       A2/A         1,079,900
 2,000,000    Wayne County Airport Revenue (MBIA insured),
                5.00%, 12/1/22............................................     Aaa/AAA        1,918,340
                                                                                             ----------
                                                                                              8,301,694
                                                                                             ----------
              MINNESOTA--4.1%
              Minnesota State Housing Finance Agency,
 1,620,000    6.00%, 2/1/14...............................................      Aa2/AA        1,691,377
 2,905,000    6.10%, 8/1/22...............................................      Aa2/AA        3,032,559
 1,955,000    6.25%, 8/1/22...............................................      Aa2/AA        1,978,382
                                                                                             ----------
                                                                                              6,702,318
                                                                                             ----------
              NEVADA--4.6%
 2,000,000    Clark County General Obligation Bonds (MBIA insured),
                6.00%, 6/1/13 (Pre-refunded 6/1/04) (B)...................     Aaa/AAA        2,193,580
 1,000,000    Clark County Industrial Development Revenue,
                5.60%, 10/1/30............................................     NR/BBB-        1,002,780
 2,000,000    Clark County Passenger Facility Charge Revenue
                (MBIA insured),
                5.75%, 7/1/23.............................................     Aaa/AAA        2,090,660
              Nevada Housing Division Revenue (FHA insured),
 1,055,000    6.20%, 4/1/17...............................................      Aaa/NR        1,114,565
 1,000,000    6.20%, 10/1/28..............................................      Aaa/NR        1,052,280
                                                                                             ----------
                                                                                              7,453,865
                                                                                             ----------
              NEW HAMPSHIRE--1.9%
 1,000,000    New Hampshire Higher Educational & Health Facilities
                Authority Revenue,
                6.125%, 10/1/13...........................................     Baa2/NR        1,035,020
              New Hampshire State Housing Finance Authority,
   940,000    6.50%, 7/1/14...............................................      Aa3/NR          998,694
 1,000,000    6.90%, 7/1/19...............................................      Aa2/NR        1,062,460
                                                                                             ----------
                                                                                              3,096,174
                                                                                             ----------

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JULY 31, 1998

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              NEW JERSEY--.6%
$1,000,000    New Jersey Economic Development Authority,
                Heating & Cooling Revenue,
                6.20%, 12/1/07............................................     NR/BBB-       $1,059,800
                                                                                             ----------
              NEW YORK--15.1%
 1,000,000    Long Island Power Authority, Electric System Revenue,
                5.50%, 12/1/29............................................     Baa1/A-        1,017,400
 1,000,000    Municipal Assistance Corporation, City of Troy (MBIA
                insured),
                5.00%, 1/15/16............................................     Aaa/AAA          989,650
              New York City General Obligation Bonds,
 2,000,000    5.75%, 2/1/17...............................................      A3/A-         2,086,220
 1,500,000    5.75%, 2/1/19...............................................      A3/A-         1,560,090
 1,000,000    5.875%, 3/15/18.............................................      A3/A-         1,055,960
 1,000,000    6.00%, 8/1/14...............................................      A3/A-         1,078,180
 1,000,000    6.00%, 8/1/16...............................................      A3/A-         1,071,270
 1,000,000    6.95%, 8/15/12 (MBIA insured) (Pre-refunded 8/15/04) (B)....     Aaa/AAA        1,153,680
 2,140,000    7.00%, 10/1/09 (Pre-refunded 10/1/02) (B)...................      A3/A-         2,404,183
 3,000,000    New York City Industrial Development Agency,
                Special Facilities Revenue,
                6.125%, 1/1/24............................................       A3/A         3,189,660
 3,000,000    New York City Municipal Water Finance Authority,
                Water & Sewer Systems Revenue,
                6.00%, 6/15/25 (Pre-refunded 6/15/05) (B).................     Aaa/AAA        3,334,230
              New York State Dormitory Authority Revenue,
   500,000    5.30%, 8/15/21..............................................    Baa1/BBB+         494,025
 1,500,000    5.75%, 5/15/24 (Pre-refunded 5/15/04) (B)...................      A3/A-         1,613,490
 1,000,000    New York State Medical Care Facilities,
                Finance Agency Revenue,
                6.50%, 8/15/24............................................      A3/A-         1,121,690
              New York State Urban Development Corporation,
                Correctional Capital Facility,
 1,500,000    5.00%, 1/1/28...............................................    Baa1/BBB+       1,422,570
 1,080,000    5.375%, 1/1/25..............................................    Baa1/BBB+       1,076,166
                                                                                             ----------
                                                                                             24,668,464
                                                                                             ----------
              NORTH DAKOTA--.9%
 1,500,000    North Dakota State Housing Finance Agency,
                5.50%, 7/1/18.............................................      Aa3/A-        1,506,435
                                                                                             ----------
              PENNSYLVANIA--5.2%
 2,000,000    Allegheny County Hospital Development Authority
                (MBIA insured),
                6.00%, 7/1/23.............................................     Aaa/AAA        2,221,960
 1,750,000    Philadelphia Hospitals & Highered Facilities Authority
                Revenue,
                5.125%, 5/15/18...........................................     Aaa/AAA        1,718,903

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JULY 31, 1998

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              PENNSYLVANIA (CONT'D.)
$1,500,000    Philadelphia Water and Wastewater Revenue (MBIA insured),
                5.25%, 6/15/23............................................     Aaa/AAA       $1,500,765
 3,000,000    Southeastern Pennsylvania Transit Authority Revenue
                (FGIC insured),
                5.375%, 3/1/22............................................     Aaa/AAA        3,059,310
                                                                                             ----------
                                                                                              8,500,938
                                                                                             ----------
              SOUTH CAROLINA--.9%
 1,450,000    York County Industrial Revenue,
                5.70%, 1/1/24.............................................      A2/A+         1,480,653
                                                                                             ----------
              SOUTH DAKOTA--.7%
 1,000,000    Heartland Consumers Power District Revenue,
                7.00%, 1/1/16.............................................     Aaa/AAA        1,190,750
                                                                                             ----------
              TENNESSEE--1.3%
 2,000,000    Tennessee Housing Development Agency,
                6.375%, 7/1/22............................................      Aa2/AA        2,118,160
                                                                                             ----------
              TEXAS--11.4%
 1,000,000    Alliance Airport Authority Revenue,
                6.375%, 4/1/21............................................     Baa2/BBB       1,079,620
 1,195,000    Arlington General Obligation Bonds,
                5.00%, 8/15/16............................................      Aa3/AA        1,180,983
 1,000,000    Carrollton Independent School District (PSFG insured),
                5.00%, 2/15/17............................................     Aaa/AAA          985,720
 1,000,000    Denton County General Obligation Bonds (AMBAC insured),
                5.00%, 7/15/16............................................     Aaa/AAA          988,300
 1,000,000    Harlandale Independent School District (PSFG insured),
                4.50%, 8/15/23............................................      Aaa/NR          903,890
 1,500,000    Harris County Port Authority General Obligation Bonds,
                5.75%, 10/1/17............................................      Aa2/AA        1,573,530
   785,000    Harris County Toll Road Subordinated Lien,
                6.50%, 8/15/15............................................      Aa2/AA          856,404
              Houston Water Conveyance System, Certificates of
                Participation (AMBAC insured),
 1,000,000    6.25%, 12/15/14.............................................     Aaa/AAA        1,151,950
 1,400,000    7.50%, 12/15/15.............................................     Aaa/AAA        1,810,732
 2,500,000    Houston Water and Sewer Systems Revenue (FGIC insured),
                5.00%, 12/1/25............................................     Aaa/AAA        2,423,750
 1,000,000    San Antonio Electric & Gas Revenue,
                6.00%, 2/1/14.............................................      Aa1/AA        1,024,720

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JULY 31, 1998

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              TEXAS (CONT'D.)
$4,750,000    Texas Turnpike Authority, Dallas North Thruway Revenue (FGIC
                insured),
                5.00%, 1/1/25.............................................     Aaa/AAA       $4,607,547
                                                                                             ----------
                                                                                             18,587,146
                                                                                             ----------
              UTAH--.9%
              Utah Housing Finance Agency (FHA insured),
 1,030,000    6.35%, 7/1/11...............................................      Aa/NR         1,092,984
   335,000    6.55%, 7/1/26...............................................      Aa/NR           355,107
                                                                                             ----------
                                                                                              1,448,091
                                                                                             ----------
              VERMONT--1.1%
 1,690,000    Vermont Housing Finance Agency (FHA insured),
                7.85%, 12/1/29............................................      A1/A-         1,755,572
                                                                                             ----------
              VIRGINIA--3.3%
 4,200,000    Virginia Housing Development Authority,
                Commonwealth Mortgage,
                6.50%, 1/1/13.............................................     Aa1/AA+        4,466,616
 1,000,000    Virginia Housing Development Authority, Multi-Family
                Housing,
                5.20%, 11/1/15............................................     Aa1/AA+        1,007,670
                                                                                             ----------
                                                                                              5,474,286
                                                                                             ----------
              WASHINGTON--1.2%
 1,000,000    Seattle Museum Development Authority,
                6.30%, 7/1/13.............................................     Aa1/AA+        1,083,370
 1,000,000    Washington General Obligation Bonds (FGIC insured),
                5.00%, 1/1/22.............................................     Aaa/AAA          971,740
                                                                                             ----------
                                                                                              2,055,110
                                                                                             ----------
              WEST VIRGINIA--1.9%
              Braxton County Solid Waste Disposal Revenue,
 1,000,000    6.125%, 4/1/26..............................................       A2/A         1,074,020
 1,000,000    6.50%, 4/1/25...............................................       A2/A         1,098,160
 1,000,000    West Virginia General Obligation Bonds (FGIC insured),
                4.50%, 6/1/23.............................................     Aaa/AAA          904,230
                                                                                             ----------
                                                                                              3,076,410
                                                                                             ----------
              WISCONSIN--2.1%
 3,500,000    Wisconsin Health & Educational Facilities Authority Revenue
                (MBIA insured),
                5.25%, 8/15/27............................................     Aaa/AAA        3,468,990
                                                                                             ----------
              Total Long-Term Investments (cost--$152,603,904)............                 $161,592,894
                                                                                            -----------

                         MUNICIPAL ADVANTAGE FUND INC.
                SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 JULY 31, 1998

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS--.1%
              TEXAS--.1%
$  100,000    Harris County Health Facilities Development Revenue, VRDN,
                3.75%, 8/3/98
                (cost--$100,000)..........................................         NR/A1+    $    100,000
                                                                                             ------------
              Total Investments (cost--$152,703,904)......................          98.9%    $161,692,894
              Other Assets in Excess of Liabilities.......................           1.1        1,875,850
                                                                             -------------   ------------
              Total Net Assets............................................         100.0%    $163,568,744
                                                                             -------------   ------------
                                                                             -------------   ------------

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VRDN--  Variable rate demand notes are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is the date of next rate change.
   (A) Investment debt securities are valued by an independent pricing service as authorized by the Board of Directors.
   (B) Bonds which are pre-refunded are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

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Municipal Advantage Fund Inc.                                   Quarterly Report
                                                                July 31, 1998

Directors and Principal Officers

Stephen J. Treadway
  Director and Chairman of the Board
Raymond D. Horton
  Director
Robert L. Rosen
  Director
Jeswald W. Salacuse
  Director
Bernard H. Garil
  President
Newton B. Schott, Jr.
  Executive Vice President and Assistant Secretary
Robert J. Bluestone
  Executive Vice President
Matthew Greenwald
  Executive Vice President
Deborah Kaback
  Secretary
Richard L. Peteka
  Treasurer


Investment Manager

Value Advisors LLC
800 Newport Center Drive
Newport Beach, CA 92660


Investment Adviser

OpCap Advisors
Two World Financial Center
New York, NY 10281


Transfer Agent, Dividend Paying Agent and Registrar

BostonEquiServe L.P.
Post Office Box 8200
Boston, MA 02266


Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

                        -----------------------------
                        Municipal Advantage Fund Inc.